ASSET DECOMMISSIONING OBLIGATION - (Details) - BRL (R$) R$ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
OBLIGATION TO DEMOBILIZE ASSETS
Decommisioning, Total Cost Estimate			R$ 6,475,093
Decommisioning, Adjustment to Present Value			(3,435,082)
Decommisioning, Present Value Estimate			R$ 3,040,011	R$ 3,129,379
Useful life			40 years
Angra 1 plant
OBLIGATION TO DEMOBILIZE ASSETS
Decommisioning, Total Cost Estimate			R$ 3,017,913
Decommisioning, Adjustment to Present Value			(1,300,090)
Decommisioning, Present Value Estimate			1,717,823	1,791,971
Useful life	60 years	40 years
Angra 2 Plant
OBLIGATION TO DEMOBILIZE ASSETS
Decommisioning, Total Cost Estimate			3,457,180
Decommisioning, Adjustment to Present Value			(2,134,992)
Decommisioning, Present Value Estimate			R$ 1,322,188	R$ 1,337,408